Shareholder Report, Line Graph (Details) - USD ($)																		1 Months Ended													2 Months Ended													3 Months Ended													4 Months Ended											5 Months Ended											6 Months Ended									7 Months Ended								8 Months Ended						9 Months Ended						10 Months Ended					11 Months Ended				12 Months Ended			13 Months Ended			14 Months Ended		15 Months Ended	16 Months Ended
	Feb. 05, 2026	Feb. 02, 2026	Nov. 30, 2025	Nov. 30, 2025	Nov. 25, 2025	Nov. 17, 2025	Nov. 12, 2025	Oct. 06, 2025	Sep. 30, 2025	Sep. 24, 2025	Aug. 06, 2025	Jun. 30, 2025	Jun. 23, 2025	Jun. 05, 2025	Apr. 01, 2025	Mar. 12, 2025	Jan. 02, 2025	Feb. 28, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Apr. 30, 2026	Apr. 30, 2026	Feb. 28, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Jan. 31, 2026	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	Apr. 30, 2026	Apr. 30, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Nov. 30, 2025	Oct. 31, 2025	Aug. 31, 2025	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Apr. 30, 2026	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Apr. 30, 2026	Feb. 28, 2026	Jan. 31, 2026	Nov. 30, 2025	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Apr. 30, 2026	Mar. 31, 2026	Jan. 31, 2026	Apr. 30, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026
Defiance 2X Daily Long Pure Quantum ETF
Account Value [Line Items]
Accumulated Value											$ 10,000.0														$ 9,259.0													$ 19,284.0													$ 24,737.0											$ 9,878.0											$ 7,984.0									$ 5,525.0								$ 4,309.0						$ 2,525.0						$ 4,388.0
Defiance Daily Target 2X Long OSCR ETF
Account Value [Line Items]
Accumulated Value									$ 10,468.0	$ 10,000.0													$ 8,730.0													$ 7,582.0													$ 4,615.0												$ 4,360.0										$ 3,758.0									$ 2,507.0								$ 6,153.0
Defiance Daily Target 2X Long RGTI ETF
Account Value [Line Items]
Accumulated Value															$ 10,000.0													$ 11,399.0													$ 17,588.0													$ 15,881.0											$ 20,993.0											$ 24,404.0									$ 74,033.0								$ 129,730.0						$ 37,118.0						$ 24,404.0					$ 15,061.0				$ 12,305.0			$ 7,406.0			$ 10,459.0
Defiance Daily Target 2X Long RIOT ETF
Account Value [Line Items]
Accumulated Value																	$ 10,000.0													$ 11,671.0													$ 6,715.0													$ 3,640.0											$ 3,440.0											$ 4,037.0									$ 7,436.0								$ 10,008.0						$ 9,444.0						$ 16,726.0					$ 16,151.0				$ 9,816.0			$ 5,656.0			$ 7,694.0		$ 7,637.0	$ 4,000.0	$ 7,179.0
Defiance Daily Target 2X Long RKLB ETF
Account Value [Line Items]
Accumulated Value																$ 10,000.0													$ 9,092.0													$ 12,248.0													$ 17,276.0											$ 28,829.0											$ 44,479.0									$ 47,692.0								$ 42,296.0						$ 68,067.0						$ 28,133.0					$ 68,529.0				$ 83,946.0			$ 57,031.0			$ 44,111.0		$ 68,187.0
Defiance Daily Target 2X Short BMNR ETF
Account Value [Line Items]
Accumulated Value							$ 10,000.0															$ 10,887.0													$ 11,948.0													$ 11,145.0											$ 13,894.0											$ 10,018.0									$ 7,919.0
Defiance Daily Target 2X Short HOOD ETF
Account Value [Line Items]
Accumulated Value							10,000.0															9,516.0													11,389.0													13,954.0											18,896.0											20,352.0									15,640.0
Defiance Daily Target 2X Short IONQ ETF
Account Value [Line Items]
Accumulated Value												$ 8,712.0	$ 10,000.0													$ 8,861.0													$ 6,846.0													$ 2,562.0											$ 1,706.0											$ 2,056.0									$ 1,896.0								$ 1,936.0						$ 1,338.0						$ 2,063.0					$ 547.0
Defiance Daily Target 2X Short OKLO ETF
Account Value [Line Items]
Accumulated Value				$ 8,705.0	$ 10,000.0																$ 10,633.0													$ 6,461.0												$ 7,861.0												$ 10,713.0											$ 3,489.0
Defiance Daily Target 2X Short PLTR ETF
Account Value [Line Items]
Accumulated Value														$ 10,000.0													$ 7,307.0													$ 5,256.0													$ 5,000.0											$ 3,576.0											$ 2,807.0									$ 3,596.0								$ 3,101.0						$ 4,368.0						$ 4,483.0					$ 3,652.0				$ 3,761.0
Defiance Daily Target 2X Short QBTS ETF
Account Value [Line Items]
Accumulated Value								$ 10,000.0																$ 5,254.0													$ 10,376.0													$ 4,788.0										$ 6,066.0												$ 5,627.0									$ 8,201.0								$ 2,650.0
Defiance Daily Target 2X Short RKLB ETF
Account Value [Line Items]
Accumulated Value			$ 10,167.0			$ 10,000.0														$ 2,571.0													$ 1,616.0														$ 1,733.0										$ 1,516.0											$ 764.0
Defiance Daily Target 2X Short TSM ETF
Account Value [Line Items]
Accumulated Value			9,297.0			10,000.0														8,353.0													6,834.0														5,138.0										5,906.0											4,126.0
Defiance Daily Target 2X Short ASTS ETF
Account Value [Line Items]
Accumulated Value	$ 10,000.0																	$ 11,820.0													$ 7,607.0													$ 7,890.0
Defiance Daily Target 2X Long RCAT ETF
Account Value [Line Items]
Accumulated Value		$ 10,000.0																	$ 6,569.0													$ 6,883.0													$ 5,035.0
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000.0	$ 10,000.0	$ 10,269.0	$ 10,124.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,078.0	$ 10,000.0	$ 10,000.0	$ 10,300.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,129.0	$ 9,870.0	$ 10,276.0	$ 10,130.0	$ 10,005.0	$ 10,313.0	$ 10,153.0	$ 10,193.0	$ 10,532.0	$ 10,457.0	$ 9,932.0	$ 10,030.0	$ 10,301.0	$ 9,624.0	$ 9,379.0	$ 10,425.0	$ 10,277.0	$ 10,011.0	$ 10,339.0	$ 10,178.0	$ 10,565.0	$ 10,745.0	$ 10,692.0	$ 10,557.0	$ 9,962.0	$ 10,167.0	$ 10,634.0	$ 10,363.0	$ 10,199.0	$ 10,346.0	$ 10,157.0	$ 10,345.0	$ 10,184.0	$ 10,812.0	$ 11,137.0	$ 10,908.0	$ 11,094.0	$ 10,589.0	$ 9,594.0	$ 9,830.0	$ 9,691.0	$ 10,079.0	$ 10,332.0	$ 10,495.0	$ 10,839.0	$ 11,398.0	$ 11,307.0	$ 11,343.0	$ 11,127.0	$ 9,529.0	$ 10,862.0	$ 10,707.0	$ 9,577.0	$ 10,415.0	$ 10,253.0	$ 10,845.0	$ 11,426.0	$ 11,571.0	$ 11,573.0	$ 11,377.0	$ 10,128.0	$ 10,582.0	$ 9,897.0	$ 9,743.0	$ 11,002.0	$ 11,433.0	$ 11,600.0	$ 11,996.0	$ 11,608.0	$ 10,644.0	$ 10,935.0	$ 10,765.0	$ 10,919.0	$ 11,599.0	$ 11,607.0	$ 12,276.0	$ 12,031.0	$ 10,882.0	$ 10,375.0	$ 11,511.0	$ 11,775.0	$ 12,307.0	$ 12,313.0	$ 11,103.0	$ 11,464.0	$ 10,937.0	$ 11,686.0	$ 12,314.0	$ 12,343.0	$ 11,508.0	$ 12,085.0	$ 11,104.0	$ 12,493.0	$ 12,351.0	$ 11,778.0	$ 12,269.0	$ 12,398.0	$ 12,530.0	$ 11,807.0	$ 11,780.0	$ 12,435.0	$ 11,814.0	$ 13,016.0	$ 11,815.0	$ 11,985.0	$ 13,055.0	$ 11,894.0	$ 11,302.0	$ 12,488.0